Repurchases of Common Shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2019 USD ($)	May 07, 2019 USD ($)	May 03, 2019 $ / shares	Aug. 09, 2016 USD ($)
Debt Securities, Available-for-sale [Line Items]
Preferred Stock, Shares Authorized		50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.001			$ 0.001
Stock Repurchase Program, Authorized Amount | $					$ 338,979	$ 300,000	$ 78,979		$ 300,000
Stock Repurchased During Period, Shares	273,259	651,093	664,963
Stock Repurchased and Retired During Period, Value | $	$ 40,000	$ 72,082	$ 58,939
Common Stock, Par or Stated Value Per Share | $ / shares		$ 75.00			$ 0.001			$ 75.00
Deferred Ordinary Shares				25,000	25,000
Share-based Payment Arrangement, Shares Withheld for Tax Withholding Obligation	122,884	112,356	127,903
Payment, Tax Withholding, Share-based Payment Arrangement | $	$ 11,235	$ 8,262	$ 7,014
Euro Member Countries, Euro
Debt Securities, Available-for-sale [Line Items]
Par Value (Euros) of Deferred Ordinary Shares | €				€ 1.00